Equity (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended						0 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended							1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	2 Months Ended	3 Months Ended								1 Months Ended	8 Months Ended	12 Months Ended										1 Months Ended				12 Months Ended	1 Months Ended	2 Months Ended			12 Months Ended	1 Months Ended		3 Months Ended			0 Months Ended	3 Months Ended				0 Months Ended	9 Months Ended	12 Months Ended
	Jan. 15, 2013	Aug. 14, 2007	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Feb. 24, 2014	Jan. 02, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 25, 2014 Subsequent Event [Member]	Mar. 11, 2014 Subsequent Event [Member]	Jan. 02, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member] Maximum [Member]	Feb. 28, 2014 Subsequent Event [Member] Minimum [Member]	Mar. 31, 2014 Securities Offering [Member]	Dec. 31, 2013 Securities Offering [Member] Subsequent Event [Member]	Mar. 31, 2014 Steven Girgenti [Member]	Mar. 31, 2014 Dr Oscar Bronsther [Member]	Mar. 31, 2014 Alvaro Pascual - Leone [Member]	Mar. 31, 2014 Jason Barton [Member]	Mar. 31, 2014 Jose Romano [Member]	Mar. 31, 2014 Josef Zihl [Member]	Mar. 31, 2014 Lowell Rush [Member]	Nov. 30, 2012 Del Mar Consulting [Member]	Nov. 30, 2013 Del Mar Consulting [Member]	Sep. 30, 2013 Del Mar Consulting [Member]	Sep. 30, 2012 Del Mar Consulting [Member]	Dec. 31, 2013 Del Mar Consulting [Member]	Nov. 30, 2012 Alex Partners, LLC [Member]	Nov. 30, 2013 Alex Partners, LLC [Member]	Sep. 30, 2013 Alex Partners, LLC [Member]	Sep. 30, 2012 Alex Partners, LLC [Member]	Mar. 31, 2014 Consulting and Advisory Services [Member]	Mar. 31, 2014 Consulting and Advisory Services [Member] Fountainhead Capital Partners Limited [Member]	Mar. 31, 2014 Consulting and Advisory Services [Member] Del Mar Consulting [Member]	Mar. 31, 2014 Consulting and Advisory Services [Member] Alex Partners, LLC [Member]	Mar. 31, 2014 Consulting and Advisory Services [Member] Garden State Securities, Inc (GSS)	Mar. 31, 2014 Consulting and Advisory Services [Member] J and M Group, Llc [Member]	Jan. 31, 2013 Restricted Stock [Member] Prof. Sahraie and the University of Aberdeen [Member]	Dec. 31, 2012 Common Stock [Member] Investor	Dec. 31, 2013 Common Stock [Member] Steven Girgenti [Member]	Dec. 31, 2012 Common Stock [Member] Steven Girgenti [Member]	Dec. 31, 2013 Common Stock [Member] Dr Oscar Bronsther [Member]	Dec. 31, 2012 Common Stock [Member] Dr Oscar Bronsther [Member]	Dec. 31, 2013 Common Stock [Member] Alvaro Pascual - Leone [Member]	Dec. 31, 2012 Common Stock [Member] Alvaro Pascual - Leone [Member]	Dec. 31, 2012 Common Stock [Member] Jason Barton [Member]	Dec. 31, 2012 Common Stock [Member] Jose Romano [Member]	Dec. 31, 2013 Common Stock [Member] Josef Zihl [Member]	Dec. 31, 2012 Common Stock [Member] Josef Zihl [Member]	Jun. 30, 2012 Common Stock [Member] Greenbridge Capital Partners Iv Llc [Member]	Aug. 31, 2012 Common Stock [Member] Mr. Jerrald Ginder [Member]	Apr. 30, 2012 Common Stock [Member] Brunella Jacs, LLC [Member]	May 31, 2013 Common Stock [Member] Fountainhead Capital Partners Limited [Member]	Dec. 31, 2013 Common Stock [Member] Jason Barton and Jose Romano [Member]	Nov. 30, 2012 Common Stock [Member] Fiducuary Foundation [Member]	May 31, 2013 Common Stock [Member] Kenneth Coviello [Member]	May 31, 2013 Common Stock [Member] Heather Vinas [Member]	May 31, 2013 Common Stock [Member] Investors [Member] Investor	Dec. 31, 2013 Common Stock [Member] Lowell Rush [Member]	Nov. 30, 2012 Common Stock [Member] Consulting Agreement [Member] Del Mar Consulting [Member]	Nov. 30, 2012 Common Stock [Member] Consulting Agreement [Member] Alex Partners, LLC [Member]	Mar. 31, 2014 Series A Warrants [Member]	Feb. 24, 2014 Series A Warrants [Member]	Jan. 02, 2014 Series A Warrants [Member] Fountainhead Capital Partners Limited [Member]	Feb. 24, 2014 Series A Warrants [Member] Placement Agent Agreement [Member]	Mar. 31, 2014 Series A Warrants [Member] Placement Agent Agreement [Member]	Mar. 31, 2014 Series B Warrants [Member]	Feb. 24, 2014 Series B Warrants [Member]	Jan. 02, 2014 Series B Warrants [Member] Fountainhead Capital Partners Limited [Member]	Feb. 24, 2014 Series C Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]
Equity (Textual)
Share-based compensation shares issued to nonemployees for services, share																										33,000		10,800			27,000		7,200							95,667	50,371	8,688	5,928	9,500	5,928	2,997	3,704	3,704	3,704	5,068	2,778		137,778	8,889		3,792	14,815				4,612	140,000	93,334
Share-based compensation shares issued to nonemployees for services, value				$ 33,000	$ 168,655																				$ 157,500	$ 66,000	$ 21,600	$ 21,600	$ 240,625	$ 105,000	$ 54,000	$ 14,400	$ 14,400								$ 170,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 7,318	$ 12,500	$ 12,500	$ 12,500	$ 12,500	$ 9,375			$ 30,000		$ 7,812	$ 16,667				$ 10,000	$ 157,500	$ 105,000
Share based compensation shares issued to nonemployees per share value																																									$ 3.375
Effect of reverse stock split	1 for 150
Common Stock, par value (in dollars per share)	$ 0.0001			$ 0.0001				$ 0.0001	$ 0.0001				$ 0.0001																																																			$ 1.80				$ 1.80	$ 1.80
Common Stock, Shares Authorized				25,000,000				25,000,000	25,000,000					35,000,000	25,000,000
Preferred stock, shares authorized				10,000,000				10,000,000	10,000,000				10,000,000
Preferred stock, par value (in dollars per share)				$ 0.0001				$ 0.0001	$ 0.0001				$ 0.0001
Number of common shares prior to reverse split	892,749,897
Reduction in number of shares as of stock split	5,951,744
Number of common shares issued for round up of partial shares	150
Shares repurchased into Treasury Stock from GreenBridge Capital Partner			34,445																																																	68,889
Conversion of Stock, Shares Issued																																																																										348,149
Treasury stock repurchased, value																																																				1,033.33
Shares issued upon exercise of warrant																																																										47,590	32,152	177,439
Warrant exercise price												3.08																																																				2.05				2.05	3.08
Warrants issued/sold to purchase shares of common stock				2,261,214		420,838	792,523																																																162,250										210,419	396,262				210,419	396,262
Number of investors																																									4																			6
Proceeds from exercise of warrants																																																												332,832
Common stock issued upon conversion of preferred stock																																																																									342,974
Consultancy agreement term																																																														12 months	12 months
Stock converted into Common Stock																																																																										348,149
Stock issued, shares, issued for Cash																									33,000					27,000
Stock issued for cash, Stock splits																									3,000					2,000
Aggregate sale of closing comprised shares, value																4,070,140	1,276,900
Warrants issued to purchase common stock shares, Shares				2,261,214		420,838	792,523
Shares issued during period										516,594	30,000						709,398																																															1,130,621			324,805	2,062,108	1,130,621
Warrants exercisable period												3 years																																																				3 years					3 years
Number of shares of common stock percentage																																																																50.00%					50.00%
Shares of series C convertible preferred stock																																																																								15.15
Aggregate investment amount																																																																								757,700
Conversion of stock, shares converted		107
Common stock issued value																		$ 5,000	$ 5,000	$ 1,563	$ 1,563	$ 1,563	$ 3,125	$ 5,000											$ 15,000	$ 5,400	$ 3,600	$ 66,000	$ 4,700
Common stock issued, shares																		2,294	2,222	710	694	694	1,420	2,222											6,276	3,000	2,000	30,000	2,500
Shares under the original Agreement																																		7,500